OTHER REVENUES	12 Months Ended
Dec. 31, 2023
OTHER REVENUES
OTHER REVENUES

19— OTHER REVENUES

Other revenues consist of the following:

	Year Ended December 31,
	2023	2022	2021
Licenses and others	—	—	6
Total	—	—	6

In 2021, other revenues mainly consist of sales of a license to Theraclion and training to customers.